Goodwill - Changes from Acquisitions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Goodwill recorded from acquisition	$ 851,956,000
Tax adjustment (increase) decrease to goodwill		$ (1,795,000)
Cayan
Goodwill
Goodwill recorded from acquisition	800,000
Goodwill adjustment	38,700,000
iMobile3
Goodwill
Goodwill recorded from acquisition	5,300,000
NetSpend, Inc.
Goodwill
Goodwill recorded from acquisition		1,800,000
Merchant Solutions
Goodwill
Goodwill recorded from acquisition	851,956,000
Tax adjustment (increase) decrease to goodwill		12,100,000
Goodwill adjustment	727,000
Merchant Solutions | TransFirst
Goodwill
Tax adjustment (increase) decrease to goodwill	$ 12,100,000
Goodwill adjustment		$ 727,000